Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

Commitments to extend credit	$3,440,252
Credit card lines	$12,985
Standby letters of credit	$147,435
Commercial letters of credit	$2,108